Commitments and contingencies (Details)	Jun. 30, 2025 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2025	$ 137,594
2026	261,890
2027	102,232
Total undiscounted lease payments	501,716
Less imputed interest	16,423
Total lease liabilities	$ 485,293